Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Schedule Of Investments [Abstract]
Schedule of Realized and Unrealized Gains and Losses for Equity Securities Without Readily Determinable Fair Values

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the year ended December 31, 2018 and 2019 are as follows:

	For the year ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	189,639	7,024	1,009
Gross unrealized losses (downward adjustments excluding impairment)	—	—	—

Net unrealized gains and losses on equity securities held	189,639	7,024	1,009
Net realized gains on equity securities sold	—	—	—

Total net gains recognized in other income, net	189,639	7,024	1,009